Credit Risk and Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of risk percentage of revenue
	For the Nine Months Ended September 30, 2022		For the Period April 15, 2021, through September 30, 2021
	$	%	$	%
Customer A	7,100	60%	607	13%
Customer B	2,834	24%	2,499	55%

	For the Three Months Ended September 30, 2022		For the three months ended September 30, 2021
	$	%	$	%
Customer A	1,335	38%	-	-
Customer B	1,157	33%	1,254	63%
Customer C	-	-	278	14%

	For the Period April 15,
	2021, through
	December 31, 2021
	$	%
Customer A	4,826	44%
Customer B	2,946	27%